Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
OPERATING ACTIVITIES
Net income (loss)	$ (668,669)	$ (10,573)	$ (1,123,085)	$ (35,854)	$ (13,079)	$ 639,397
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Write-off of intangible assets spin-off, net (note 4)						(613,036)
Forgiveness of accounts payable						(59,308)
Depreciation expense	318		318			599
Stock-based salaries and consulting fees			761,667
Gain on settlement of bank overdraft			(572)
Gain on settlement of accounts payable and accrued liabilities			(47,003)
Changes in operating assets and liabilities:
Prepaid expenses			(3,000)	(1,500)
Bank overdraft			(630)
Accounts payable and accrued liabilities/expense			(1,285)	24,419	144	18,302
Net cash used by operating activities			(413,590)	(12,935)	(12,935)	(14,046)
INVESTING ACTIVITIES
Purchases of office equipment			(6,363)
Net cash used by investing activities			(6,363)
FINANCING ACTIVITIES
Due to related parties			333,169
Advances from stockholder - former related party			(26,981)	12,935	12,935	14,046
Repayment of note payable to former related party			(50,000)
Buyback of preferred stock			(33,735)
Proceeds from sale of common stock-net			180,000
Contributed capital			17,500
Net cash provided by financing activities			419,953	12,935	12,935	14,046
NET CHANGE IN CASH
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD
CASH AND CASH EQUIVALENTS - END OF PERIOD
Class C Common Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of shares of common stock			1,680,000
Class A Common Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of shares of common stock			$ 1,480,000